Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO*	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs*	Value of Initial Fixed $100 Investment Based on:		FHN Net Income (millions of $s)	Company-Selected Measure: Return on Avg. Tangible Common Equity (ROTCE)
					FHN Total Shareholder Return	Peer Group Total Shareholder Return
2025	10,330,365	15,310,314	3,365,331	4,818,193	222.72	152.74	998	14.01%
2024	9,429,980	15,147,140	3,954,568	4,973,122	182.38	143.42	794	10.99%
2023	13,043,041	(11,688,459)	2,584,098	(929,320)	123.21	126.69	916	14.11%
2022	7,237,769	17,866,977	4,464,277	6,279,548	204.16	127.19	912	15.58%
2021	8,414,496	11,818,805	3,641,125	2,576,321	132.63	136.65	1,010	16.46%
* Column (c) and (e) CAP data for 2023 and 2024 have been adjusted from the data provided in our 2025 Proxy Statement.

Company Selected Measure Name	ROTCE
Named Executive Officers, Footnote

	2025	2024	2023	2022	2021
CEO	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan
Other NEOs	Hope Dmuchowski Anthony J. Restel Tammy S. LoCascio David T. Popwell	Hope Dmuchowski Anthony J. Restel David T. Popwell Tammy S. LoCascio	Hope Dmuchowski Anthony J. Restel David T. Popwell Tammy S. LoCascio	Hope Dmuchowski Anthony J. Restel David T. Popwell Tammy S. LoCascio Daryl G. Byrd	Hope Dmuchowski Daryl G. Byrd Anthony J. Restel David T. Popwell Michael J. Brown William C. Losch III

Peer Group Issuers, Footnote
Col (g). Peer TSR. FHN uses different peer groups for different purposes. See Peer Group & Market Benchmarking beginning on page 57 for further information. For several years (including 2025) the peer group we used for a TSR performance measure used in long-term stock awards has been the Keefe, Bruyette & Woods (KBW) Nasdaq Regional Banking Index, which is publicly reported under the trading symbol KRX. The peer group TSR data in column (g) relates to the KRX Index. As with column (f), for each year under column (g), the table shows the dollar value of $100 invested in a fund that exactly matches the KRX index on the last trading day of 2020 measured as of the last trading day of the year in question. All dividends are assumed reinvested, all transaction costs are assumed to be zero, and all taxes are ignored. KRX returns are market-capitalization weighted: the largest banks in the index have a much larger impact on index performance than the smallest banks.

PEO Total Compensation Amount	$ 10,330,365	$ 9,429,980	$ 13,043,041	$ 7,237,769	$ 8,414,496
PEO Actually Paid Compensation Amount	$ 15,310,314	15,147,140	(11,688,459)	17,866,977	11,818,805
Adjustment To PEO Compensation, Footnote
Cols (c) & (e). Compensation Actually Paid (CAP). The information presented in these columns adjusts the SCT data in specific ways prescribed by the proxy disclosure rules. Although the CAP information does include amounts actually paid, it also includes amounts not yet earned or paid as well as amounts that do not represent specific and direct dollar obligations. Supplemental details concerning the two CAP columns, including the names of each NEO each year as well as the adjustments made, is presented under the caption Supplemental and Supporting Information beginning on page 77 below.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
Year	Pension Adjustments		Stock Award Adjustments**
	Subtract Pension Plan Change in Value per GAAP (SCT Col. (h))	Add Pension Service Cost per GAAP	Subtract Non-Option Grant Date Value (SCT col (e))	Subtract Option Grant Date Value (SCT col (f))	Subtract Awards Forfeited during Year (using prior YE Values)	Add YE Value of Awards Granted during Year	Add Year-over-Year Value Change in Older Awards	Add Vesting Date Value of Short-Term Awards***	Add YTD through Vesting Value Change of Awards Vested during Year	Add Dividends Paid on Awards during Year
2025	(1,241,861)	—	(5,561,967)	—	—	5,926,483	4,351,068	—	985,302	520,923
2024*	(1,081,500)	—	(5,200,413)	—	—	7,443,945	3,483,200	—	291,929	779,999
2023	(1,134,668)	—	(9,243,562)	—	—	7,719,296	(20,022,131)	—	(3,054,341)	1,003,906
2022	—	—	(4,243,600)	—	—	5,747,259	5,652,925	—	3,026,733	445,891
2021	(868,537)	—	(4,815,250)	—	—	5,089,506	1,854,007	—	1,886,146	258,437
* Amounts for 2024 have been adjusted from those provided in our 2025 Proxy Statement.
** In all cases, award "value" refers to fair value calculated using the same financial-statement methods used in the Summary Compensation Table. For columns (h) and (j), a negative number means the value declined.
*** The adjustment in column (i) applies only if FHN granted a stock award that vested in the year of grant. The CEO received no such award.

Non-PEO NEO Average Total Compensation Amount	$ 3,365,331	3,954,568	2,584,098	4,464,277	3,641,125
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,818,193	4,973,122	(929,320)	6,279,548	2,576,321
Adjustment to Non-PEO NEO Compensation Footnote
Cols (c) & (e). Compensation Actually Paid (CAP). The information presented in these columns adjusts the SCT data in specific ways prescribed by the proxy disclosure rules. Although the CAP information does include amounts actually paid, it also includes amounts not yet earned or paid as well as amounts that do not represent specific and direct dollar obligations. Supplemental details concerning the two CAP columns, including the names of each NEO each year as well as the adjustments made, is presented under the caption Supplemental and Supporting Information beginning on page 77 below.
Col (e). Average CAP data. For each year, Column (e) presents the average of the total CAP for the NEOs other than our CEO.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
Year	Pension Adjustments		Stock Award Adjustments**
	Subtract Pension Plan Change in Value per GAAP (SCT Col. (h))	Add Pension Service Cost per GAAP	Subtract Non-Option Grant Date Value (SCT col (e))	Subtract Option Grant Date Value (SCT col (f))	Subtract Awards Forfeited during Year (using prior YE Values)	Add YE Value of Awards Granted during Year	Add Year-over-Year Value Change in Older Awards	Add Vesting Date Value of Short-Term Awards***	Add YTD through Vesting Value Change of Awards Vested during Year	Add Dividends Paid on Awards during Year
2025	—	—	(1,599,982)	—	—	1,704,841	886,645	—	285,521	175,838
2024*	—	—	(2,443,706)	—	—	3,497,955	(294,942)	—	81,249	177,998
2023*	(13,378)	—	(1,249,972)	—	—	718,620	(2,938,976)	—	(72,362)	42,651
2022	—	—	(1,848,720)	—	—	2,503,773	920,390	—	195,782	44,047
2021	—	—	(2,036,042)	—	(666,616)	1,871,856	(860,436)	—	541,862	84,572
*    Amounts for 2023 and 2024 have been adjusted from those provided in our 2025 Proxy Statement.
** In all cases, award "value" refers to fair value calculated using the same financial-statement methods used in the Summary Compensation Table. For columns (h) and (j), a negative number means the value declined.
	*** The adjustment in column (i) applies only if FHN granted a stock award that vested in the year of grant due to a severance situation.
Compensation Actually Paid vs. Total Shareholder Return
Chart PVP.2 graphically shows the relation of the CAP data in Table PVP.1 (columns (c) and (e)) to our TSR (column (f)).
Chart PVP.2
Our TSR for any given period depends on our stock price change from start to end, and on our dividends during the period which are assumed to be reinvested each quarter. For this presentation, TSR represents the value of $100 invested on December 31, 2020, measured at the end of each of the five years shown.
As mentioned above in the discussion of CAP, our stock price fell significantly in 2023, directly resulting in a fall in TSR and a fall in the CEO's CAP for that year. The chart shows that the CEO's CAP was impacted by the 2023 stock price decrease more robustly than TSR. Similarly, CEO CAP in 2024 rose more sharply than TSR.
Average CAP for the other NEOs fell in 2023 and rose in 2024 for the reasons mentioned above, but less robustly than the CEO's CAP. The compensation mix for the other NEOs generally contains a lower percentage of stock awards, reducing the effects of a stock price downturn.

Compensation Actually Paid vs. Net Income
Chart PVP.4 graphically shows the relation of the CAP data in Table PVP.1 (columns (c) and (e)) to our net income (column (h)).

Chart PVP.4
Moderation in net income in 2022 and 2023 largely was driven by unfavorable market conditions and rising costs. Our net income in 2024 improved in many fundamental respects over 2022 and 2023, but was negatively impacted by the costs of repositioning some of our investments, realizing losses in 2024, but replacing them with higher yielding securities going forward. In 2025, net income increased significantly driven largely by increases in net interest income and noninterest income.
Our net income was not closely correlated with CAP during this period. Stock price volatility in this period, as noted above, was a significant driver of CAP, especially for the CEO, but stock price had an unusually weak connection to net income.

Compensation Actually Paid vs. Company Selected Measure
Chart PVP.5 graphically shows the relation of the CAP data in Table PVP.1 (columns (c) and (e)) to ROTCE (column (i)).
Chart PVP.5
Comparing Charts PVP.4 and .5 shows that during this period, ROTCE was significantly less volatile than net income. But, as with net income, ROTCE is not closely correlated with the highly volatile, stock-price-dependent, CEO CAP. On the other hand, Chart PVP.5 shows that, during the period presented, ROTCE is modestly correlated with NEO average CAP.
	ROTCE (averaged over three years) is the key performance measure in our executive PSU program. Our use of ROTCE in the PSU program is discussed above in Compensation Discussion & Analysis—Long-Term Incentive Awards beginning on page 56.
Total Shareholder Return Vs Peer Group
Chart PVP.3 graphically shows the relation of our TSR (column (f) of Table PVP.1) to the TSR of our peer group, represented by the Keefe, Bruyette & Woods (KBW) Nasdaq Regional Banking Index, which is publicly reported under the trading symbol KRX (column (g)).
Chart PVP.3
As mentioned above, our TSR depends significantly on our stock price change from start to end, and moderately on our dividends which are assumed to be reinvested each quarter. The KRX Index TSR is measured analogously, but differs somewhat from any particular company's TSR: (i) the index is a blend of the stock and dividend performance of 50 banks; (ii) the blending is market-weighted so that the largest index banks significantly outweigh the smallest; and (iii) over time, the 50 banks that comprise the KRX index change as some no longer satisfy KBW's criteria for inclusion and are replaced.
Chart PVP.3 shows correlation of FHN's TSR with the KRX TSR, except for 2022. As mentioned above, our year-end 2022 stock price was very substantially higher than a year earlier, while the KRX index fell modestly that year. Our price, and therefore our TSR, was increased by our then-pending TD transaction. As Chart PVP.3 shows, after the TD transaction terminated, our TSR roughly fell back in line with the KRX Index by the end of 2023, and has significantly outperformed the Index in both 2024 and 2025.

Tabular List, Table
Quantitative KPI Overview

Abbreviation	Description	Used In
ROTCE	return on average tangible common equity	PSUs
PTI	pre-tax income	Bonus
TSR	FHN's total shareholder return (measured over the PSU performance period)	PSUs

Total Shareholder Return Amount	$ 222.72	182.38	123.21	204.16	132.63
Peer Group Total Shareholder Return Amount	152.74	143.42	126.69	127.19	136.65
Net Income (Loss)	$ 998,000,000	$ 794,000,000	$ 916,000,000	$ 912,000,000	$ 1,010,000,000
Company Selected Measure Amount	0.1401	0.1099	0.1411	0.1558	0.1646
PEO Name	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan	D. Bryan Jordan
Additional 402(v) Disclosure
Cols (b) & (d). Summary Compensation Table (SCT) data. Each year we report total compensation of our CEO and of four to six additional named executive officers ("NEOs") in the Summary Compensation Table. This year's SCT—Table RC.1—appears on page 62, and this year we have four NEOs in addition to the CEO. Total compensation for each of the NEOs is presented each year in the SCT as required by proxy disclosure rules.
Col (d). Average SCT data. For each year, Column (d) presents the average total compensation for the NEOs other than our CEO. Each year, the identity of the other NEOs varies, as shown in Table PVP.2 below. The averaging calculations use each total "as is"; the calculations do not annualize or normalize any person's compensation for any given year.
Col (f). FHN TSR. For each year under column (f), Table PVP.1 shows the dollar value of $100 invested in FHN common stock on the last trading day of 2020 measured as of the last trading day of the year in question. All dividends are assumed reinvested, all transaction costs are assumed to be zero, and all taxes are ignored. For example, the "2023" row shows that value measured over the 3-year period December 31, 2020 through Friday December 29, 2023.
Col (h). FHN Net Income. Column (h) shows, for each year, FHN's net income as reported in our Annual Reports on Form 10-K, in the Consolidated Statements of Income appearing in Item 8 of each Report.
Overview
Proxy statement rules require us to discuss the relationship of the compensation actually paid ("CAP") data presented in columns (c) (for the CEO) and (e) (for other NEOs) of Table PVP.1 to the performance measures presented in columns (f) (our TSR), (h) (our net income), and (i) (our ROTCE) of the Table. In addition, we are required to compare our TSR with that of the KRX index, presented in column (g) of Table PVP.1. In reviewing the following, please keep in mind that we do not use the CAP data for any purpose.
Chart PVP.1 presented below graphically shows the CAP of our CEO and, as an average, of our other NEOs for each of the years 2021-2025. That information is presented numerically in Table PVP.1 above, in columns (c) and (e). Charts PVP.2, .4, and .5 in this discussion show the relation of CAP to certain performance measures. As discussed below, fluctuations in CAP largely were driven by changes in our stock price, some of which was driven by events external to our ordinary business operations.

Chart PVP.1
CEO CAP in Chart PVP.1 ranged from a low of $(11,688,459) in 2023 to a high of $17,866,977 in 2022. The one year for which CAP was a negative number—negative compensation "actually paid"—resulted from large down-swings in the market price of our stock from the beginning of the year to the end. A key adjustment to arrive at CAP is to add or subtract year-over-year changes in stock price associated with compensatory stock awards granted, vested, and outstanding during the year. In 2022, FHN's stock price was substantially boosted by the then-pending all-cash TD transaction. In 2023, the downward key factor was the termination of the TD transaction in
May in the context of a banking crisis, as three regional banks failed in less than two months.
	The average CAP of the other NEOs over this five-year period also fluctuated substantially, though less severely than that of the CEO. Volatility was diminished in part because each year shown is an average of the CAPs for four or more other officers. The stock-price impacts noted for the CEO also affected the other NEOs. However, the other NEOs generally receive less of their total direct compensation in the form of stock awards, so price impacts on CAP are less.
Measure:: 1
Pay vs Performance Disclosure
Name	ROTCE
Non-GAAP Measure Description
Col (i). Company-Selected Measure: Return on average Tangible Common Equity (ROTCE). For all five of the years shown in Table PVP.1, return on average tangible common equity, or ROTCE, is the Company-Selected Measure which in FHN's assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the Table PVP.1) used by FHN to link compensation actually paid to FHN's named executive officers, for the most recently completed fiscal year, to company performance. ROTCE is the foundation for the primary driver of performance outcomes of our executive PSUs. For a given year, ROTCE is our net income available to common shareholders divided by our average (for the year) tangible common equity. Net income available to common shareholders appears in our audited Consolidated Statements of Income, and is the result of deducting Net income attributable to noncontrolling interest and Preferred stock dividends from Net income. Tangible common equity does not appear in our audited Consolidated Balance Sheets and is considered to be non-GAAP. It is calculated by deducting from Total equity the sum of: Noncontrolling interest, Preferred stock, Goodwill, and Other intangible assets. Average Tangible common equity uses the averages (for the year in question) of each of those balance sheet items.
Col (i). How ROTCE is used for PSUs. For each PSU, adjusted ROTCE (explained below) for each of the three performance years was averaged and ranked against the 3-year average ROTCE reported by each bank in the KRX Index. A median ROTCE rank by FHN would result in target (100%) PSU performance before adjustment for our TSR rank. Top-quartile rank would result in top (150%) ROTCE performance, while bottom-quartile rank would result in zero payout. The categories of PSU adjustments to ROTCE are set at the time of grant; although they can change from year to year, changes in one year are not applied retroactively to earlier years. Adjustments to arrive at FHN's adjusted ROTCE are made for certain specified items, including changes in accounting principles and certain unusual or non-recurring items, such as litigation settlements. Also, income and expenses recognized for pending or completed mergers, certain divestitures, and certain other strategic events are removed from adjusted ROTCE calculations. See Performance Stock Units within the section captioned Long-Term Incentive Awards, which begins on page 56, for additional information. The ROTCE data appearing in column (i) is annual (not a three-year average), and is unadjusted.

Measure:: 2
Pay vs Performance Disclosure
Name	PTI
Measure:: 5
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,241,861)	$ (1,081,500)	$ (1,134,668)	$ 0	$ (868,537)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,926,483	7,443,945	7,719,296	5,747,259	5,089,506
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,351,068	3,483,200	(20,022,131)	5,652,925	1,854,007
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	520,923	779,999	1,003,906	445,891	258,437
PEO | Adjustment, Equity Method Adjustment, Non-Option Grant Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,561,967)	(5,200,413)	(9,243,562)	(4,243,600)	(4,815,250)
PEO | Adjustment, Equity Method Adjustment, Option Grant Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adjustment, Equity Method Adjustment, Vesting Date Value Of Short-Term Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adjustment, Equity Method Adjustment, YTD thru Vesting Value Change Of Awards Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	985,302	291,929	(3,054,341)	3,026,733	1,886,146
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(13,378)	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,704,841	3,497,955	718,620	2,503,773	1,871,856
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	886,645	(294,942)	(2,938,976)	920,390	(860,436)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(666,616)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,838	177,998	42,651	44,047	84,572
Non-PEO NEO | Adjustment, Equity Method Adjustment, Non-Option Grant Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,599,982)	(2,443,706)	(1,249,972)	(1,848,720)	(2,036,042)
Non-PEO NEO | Adjustment, Equity Method Adjustment, Option Grant Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Adjustment, Equity Method Adjustment, Vesting Date Value Of Short-Term Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Adjustment, Equity Method Adjustment, YTD thru Vesting Value Change Of Awards Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 285,521	$ 81,249	$ (72,362)	$ 195,782	$ 541,862